Financial Information of Parent Company Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from operations	$ (5,546,505)	$ (2,656,960)	$ 3,762,862
Income taxes	(1,973,691)	3,183,749	(7,892,169)
Net income of Acorn International, Inc.	9,836,231	31,127,184	12,384,303
Parent Company [Member]
Income from operations
Income before income taxes
Income taxes
Equity in gains of subsidiaries and VIEs	9,836,231	31,127,184	12,384,303
Net income of Acorn International, Inc.	$ 9,836,231	$ 31,127,184	$ 12,384,303